Organization and basis of financial statements - VIEs (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Contract price exceeding the limit to be called for major contract	$ 100,000
VIE contribution as a percentage of consolidated revenues	100.00%	100.00%
VIE contribution as a percentage of consolidated total assets	86.00%		87.00%
VIE contribution as a percentage of consolidated total liabilities	95.00%		93.00%
Current assets
Cash and cash equivalents	$ 23,712,359		$ 17,453,360	¥ 18,875,770	¥ 14,716,652
Accounts receivable, net	50,246		83,980
Prepayments and other current assets	2,903,533		1,784,537
Amounts due from related parties	5,764		257,037
Total current assets	26,852,463		25,035,069
Non-current assets
Property and equipment, net	12,462,098		13,725,957
Intangible assets, net	17,144,418		20,416,461
Goodwill	4,581,112
Long-term prepayments and other non-current assets	0		28,406
Total non-current assets	34,494,126		34,170,824
TOTAL ASSETS	61,346,589		59,205,893
Current liabilities
Accounts payable	122,119		113,707
Taxes payable	292,532		448,485
Accrued expenses	920,665		1,051,929
Deferred tax liabilities	43,234
Amounts due from related parties	5,764		257,037
Other payables	920,665		1,051,929
Deferred revenue-current	9,270,561		11,456,667
Total current liabilities	10,654,875		13,327,825
Non-current liabilities
Deferred revenue-noncurrent	0		312,896
Total non-current liabilities	0		312,896
TOTAL LIABILITIES	10,654,875		13,640,721
Revenue	11,851,792	$ 15,313,780
Net (loss)/income	(43,364)	4,392,693
Net cash provided by operating activities	1,765,733	6,584,842
Net cash used in investing activities	4,447,027	(14,242,349)
Net cash provided by financing activities	0	13,243,554
Effects of exchange rate changes on cash	46,239	(67,122)
Net cash inflow	6,258,999	5,518,925
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	18,770,098		14,716,543
Accounts receivable, net	50,246		83,980
Prepayments and other current assets	2,947,104		1,657,531
Amounts due from related parties			850,517
Total current assets	21,767,448		17,308,571
Non-current assets
Property and equipment, net	12,462,098		13,725,957
Intangible assets, net	16,938,440		20,416,461
Goodwill	4,581,112
Long-term prepayments and other non-current assets			28,406
Total non-current assets	33,981,650		34,170,824
TOTAL ASSETS	55,749,098		51,479,395
Current liabilities
Accounts payable	122,119		113,707
Taxes payable	292,532		448,485
Accrued expenses	5,112,480		385,292
Deferred tax liabilities	43,234
Amounts due from related parties			850,517
Other payables	5,112,480		385,292
Deferred revenue-current	9,270,561		11,456,667
Total current liabilities	14,840,926		12,404,151
Non-current liabilities
Deferred revenue-noncurrent			312,896
Total non-current liabilities			312,896
TOTAL LIABILITIES	14,840,926		$ 12,717,047
Revenue	11,851,792	15,313,780
Net (loss)/income	1,640,698	5,403,520
Net cash provided by operating activities	4,630,397	8,823,006
Net cash used in investing activities	(598,310)	(6,242,349)
Effects of exchange rate changes on cash	21,468	1,367,444
Net cash inflow	4,053,555	$ 3,948,101
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Non-current assets
TOTAL ASSETS	$ 0